Related Party Transactions - Summary of Transactions Between Related Parties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 110,000	$ 3,965	$ 100,000	$ 100,000
ASE Cultural and Educational Foundation [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	10,000	360		100,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 100,000	$ 3,605	$ 100,000	$ 0